Shareholder Report, Line Graph (Details) 998000_Franklin Short Duration U.S. Government ETF_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Franklin Short Duration U.S. Government ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Franklin Short Duration U.S. Government ETF (NAV)
Accumulated Value	$ 11,706	$ 11,072	$ 10,633	$ 10,607	$ 10,873	$ 10,684	$ 10,355	$ 10,147	$ 10,110	$ 10,000	$ 12,231
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,342	10,814	10,633	11,168	11,651	11,569	10,620	10,165	10,044	10,000	$ 11,835
Bloomberg U.S. Government (1-3 Year) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Government (1-3 Year) Index
Accumulated Value	$ 11,494	$ 10,903	$ 10,587	$ 10,563	$ 10,894	$ 10,855	$ 10,302	$ 10,027	$ 10,025	$ 10,000	$ 11,927